Bitwise Bitcoin Standard Corporations ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 99.8%
Communication Services – 8.0%
Boyaa Interactive International Ltd. ............................................... 1,488,708 $ 505,084
Nexon Co. Ltd. ............................................................... 14,400 265,118
Trump Media & Technology Group Corp.
*
........................................... 65,250 605,520
1,375,722
Consumer Discretionary – 13.3%
Cango, Inc., Class A
*
........................................................... 754,158 309,959
Empery Digital, Inc.
*
........................................................... 130,036 550,052
GameStop Corp., Class A
*
...................................................... 11,711 269,821
Metaplanet, Inc.
*
.............................................................. 480,800 888,524
Tesla, Inc.
*
................................................................... 719 267,288
2,285,644
Financials – 14.2%
Block, Inc.
*
................................................................... 4,303 258,954
Bullish
*
...................................................................... 8,164 291,700
Coinbase Global, Inc., Class A
*
................................................... 1,447 252,661
Galaxy Digital, Inc., Class A
*
..................................................... 13,811 254,813
Gemini Space Station, Inc., Class A
*
.............................................. 31,924 141,104
Twenty One Capital, Inc., Class A
*
................................................ 192,220 1,230,208
2,429,440
Health Care – 4.4%
Strive, Inc., Class A
*
........................................................... 74,925 750,749
Information Technology – 59.9%
American Bitcoin Corp., Class A
*
................................................. 528,147 488,219
Bitdeer Technologies Group, Class A
*
.............................................. 39,203 339,106
Bitfarms Ltd.
*
................................................................. 140,895 275,621
Canaan, Inc., ADR
*
............................................................ 558,075 240,977
Capital B
*
.................................................................... 591,246 404,655
Cipher Digital, Inc.
*
............................................................ 20,954 269,678
Cleanspark, Inc.
*
.............................................................. 75,769 644,794
Core Scientific, Inc.
*
........................................................... 19,206 287,322
Exodus Movement, Inc., Class A
*
................................................. 46,373 301,425
Hut 8 Corp.
*
.................................................................. 13,745 642,559
MARA Holdings, Inc.
*
.......................................................... 166,478 1,358,460
Next Technology Holding, Inc.
*
................................................... 178,760 366,458
Remixpoint, Inc. .............................................................. 336,700 467,727
Riot Platforms, Inc.
*
............................................................ 54,274 670,827
Strategy, Inc.
*
................................................................. 28,106 3,507,629
10,265,457
Total Common Stocks (Cost $31,825,619) ........................................................ 17,107,012
Money Market Funds – 0.2%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $27,710) .............................................................. 27,710 27,710

Bitwise Bitcoin Standard Corporations ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Value
Total Investments – 100.0%
(Cost $31,853,329) .......................................................................... $ 17,134,722
Liabilities in Excess of Other Assets – (0.0)%
†
....................................................... (4,173)
Net Assets – 100.0% .......................................................................... $ 17,130,549
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 59.9%
Financials ...................................................................................... 14.2%
Consumer Discretionary ........................................................................... 13.3%
Communication Services .......................................................................... 8.0%
Health Care .................................................................................... 4.4%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Net Assets ..................................................................................... 100.0%
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 72.9%
Japan .......................................................................................... 9.4%
China .......................................................................................... 8.3%
Canada ........................................................................................ 5.3%
France ......................................................................................... 2.4%
Cayman Islands ................................................................................. 1.7%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.
† Less than 0.05%